Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Items, Except for Equity Accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.069931	0.072993
Items in the statements of operations and comprehensive (loss)/income, and statements of cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.071875	0.071957	0.070809